INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15. INCOME TAXES

Due to its current operating losses, the Company recorded no income tax expense during the three months ended March 31, 2026 and 2025. Following the January 2026 Orbit Change of Control and Lyocon Acquisition, the Company has Italian operations; however, the related pre-tax income and loss were not significant for the three months ended March 31, 2026, and the Company’s tax activity remained limited to U.S. federal and state jurisdictions.

Due to the Company’s history of cumulative losses and after considering all the available objective evidence, management concluded that it is not more likely than not that all of the Company’s net deferred tax assets will be realized in the future. Accordingly, the Company’s deferred tax assets, which include net operating loss (“NOL”) carryforwards and tax credits related primarily to research and development, continue to be subject to a valuation allowance as of March 31, 2026. The Company expects to continue to maintain a full valuation allowance until there is sufficient evidence to support recoverability of its deferred tax assets.

Utilization of the NOL carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more "5-percent stockholders" increase their ownership, in the aggregate, by more than 50 percentage points over a 36-month time period testing period, or beginning the day after the most recent ownership change, if shorter. The Company has determined that a Section 382 change in ownership occurred during 2023. As a result of this change in ownership, we expect that certain of the Company's NOLs may not be utilized in the future to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. However, due to the full valuation allowance recorded as of March 31, 2026, the limitation does not affect the Company's results of operations for the periods presented.

NOTE 14. INCOME TAXES

Due to its current operating losses, the Company recorded zero income tax expense during the years ended December 31, 2025 and 2024. During these periods, the Company’s activities were limited to U.S. federal and state tax jurisdictions, as it does not have any significant foreign operations.

Loss before provision for income taxes consisted of the following:

	Year ended December 31,
	2025	2024
United States	$(79,041,101)	$(34,515,754)
Foreign	(30,175)	—
Loss before provision for income taxes	$(79,071,276)	$(34,515,754)

A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2025 and 2024, respectively, is as follows:

	Year Ended December 31,
	2025		2024
	Amount	Rate	Amount	Rate
Tax benefit at the statutory rate	$(16,604,968)	21.0%	$(7,249,161)	21.0%
Increase (decrease) in taxes resulting from:
Loss on debt issuance and extinguishment	5,665,190	(7.2%)	4,305,904	(12.5%)
Warrant revaluations	4,756,738	(6.0%)	(443,080)	1.3%
Change in valuation allowance	3,480,066	(4.4%)	3,624,829	(10.5%)
Research and development credits	75,234	(0.1%)	(100,311)	0.3%
Foreign tax effects	6,337	0.0%	—	0.0%
State and local income taxes, net of federal income tax effect	119	0.0%	119	0.0%
Deferred tax true-ups and other	2,621,284	(3.3%)	(138,300)	0.4%
Total income tax expense (benefit)	$—	0.0%	$—	0.0%

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$22,897,396	$16,979,615
Capitalized pre-business expenses	3,819,778	3,860,144
Research and development credits	1,235,627	1,310,860
Equity method investment	32,669	—
Stock-based compensation	438,028	1,019,432
Accrued expenses	143,978	219,423
Inventory reserve	—	282,905
Operating lease liability	—	57,817
Capitalized §174 research and development costs	980,189	1,966,559
Unrealized derivative gain/loss	—	34,368
Total deferred tax assets before valuation allowance	29,547,665	25,731,123
Less valuation allowance	(29,547,665)	(25,386,669)
Total deferred tax assets	—	344,454
Deferred tax liabilities
Fixed assets	—	(295,152)
Right-of-use assets	—	(49,302)
Total deferred tax liabilities	—	(344,454)
Net deferred tax asset (liability)	$—	$—

Effective for tax years beginning after December 31, 2021, taxpayers are required to capitalize any expenses incurred that are considered incidental to research and experimentation ("R&E") activities under IRC Section 174. While taxpayers historically had the option of deducting these expenses under IRC Section 174, the December 2017 Tax Cuts and Jobs Act mandates capitalization and amortization of R&E expenses for tax years beginning after December 31, 2021. Expenses incurred in connection with R&E activities in the US must be amortized over a 5-year period if incurred, and R&E expenses incurred outside the US must be amortized over a 15-year period. R&E activities are broader in scope than qualified research activities that are considered under IRC Section 41 (relating to the research tax credit). For the year ended December 31, 2022, the Company performed an analysis based on available guidance and determined that it will continue to be in a loss position even after the required capitalization and amortization of its R&E expenses. The Company will continue to monitor this issue for future developments, but it does not expect R&E capitalization and amortization to require it to pay cash taxes now or in the near future. Also effective for tax years beginning after December 31, 2021, companies are subject to further limitations on the tax deductibility of interest expense, which becomes limited to approximately 30% of adjusted earnings before interest and income tax expense. Interest expense that is limited for tax purposes may be carried forward indefinitely.

Following the July 2025 enactment of the One Big Beautiful Bill Act and the creation of §174A of the Internal Revenue Code of 1986, as amended, the transition rules gave companies the option to either deduct unamortized domestic research and experimental (R&E) costs from 2022–2024 ratably over a two-year period or deduct them entirely in the first tax year beginning after December 31, 2024. Nuburu disclosed its decision to take the ratable deduction over the tax periods 2025 and 2026.

Due to the Company’s history of cumulative losses and after considering all the available objective evidence, management concluded that it is not more likely than not that all of the Company’s net deferred tax assets will be realized in the future. Accordingly, the Company’s deferred tax assets, which include net operating loss (“NOL”) carryforwards and tax credits related primarily to research and development, continue to be subject to a valuation allowance as of December 31, 2025 and 2024. The Company expects to continue to maintain a full valuation allowance until there is sufficient evidence to support recoverability of its deferred tax assets.

As of December 31, 2025 and 2024, the Company had approximately $96,000,000 and $72,000,000, respectively, of unused federal net operating losses and approximately $77,000,000 and $53,000,000, respectively, of unused state net operating loss carryforwards, that may be applied against future federal and state taxable income. These figures include approximately $2,000,000 of net operating losses as of December 31, 2025 and 2024, that expire in the year 2035 through 2038 with the remainder having an indefinite carryforward yet being subject to 80% limitation as a result of the Tax Cuts and Jobs Act. In addition, the Company had federal research credit carryforwards as of December 31, 2025 and 2024 of approximately $1,000,000, which will expire in the year 2035 through 2044 if not utilized.

As of December 31, 2025 and 2024, the Company has determined that it is more likely than not that the Company will not recognize the future tax benefit of the loss carryforwards and the capital losses, and has recognized a valuation allowance of $29,547,665 and $25,386,669, respectively. The valuation allowance increased by $4,160,996 during the year ended December 31, 2025.

Utilization of the NOL carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more "5-percent stockholders" increase their ownership, in the aggregate, by more than 50 percentage points over a 36-month time period testing period, or beginning the day after the most recent ownership change, if shorter. The Company has determined that a Section 382 change in ownership occurred during the year ended December 31, 2023. As a result of this change in ownership, we expect that certain of the Company's NOLs may not be utilized in the future to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. However, due to the full valuation allowance recorded as of December 31, 2025, the limitation does not affect the Company's results of operations for the periods presented.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2025	$436,954
Reductions for tax positions of prior years	(25,079)
Balance as of December 31, 2025	$411,875